Loans Receivable, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Loans receivable interest income	¥ 0
Financing receivable, Nonaccrual, Net	¥ 1,000	¥ 700
Financing receivable, Threshold period past due, Writeoff	180 days